EQUITY INVESTMENT – SAWGRASS APR HOLDINGS LLC (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity investment

	March 31, 2025	December 31, 2024
Equity Investment - Sawgrass APR Holdings LLC	$7,233,000	$7,233,000

December 31, 2024
Equity Investment - Sawgrass APR Holdings LLC	$7,233,000